Operating Leases - Additional Information (Detail) $ in Thousands			12 Months Ended
	Oct. 31, 2018	Mar. 25, 2014	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²
Operating Leased Assets [Line Items]
Operating lease income			$ 8,769	$ 14,474	$ 16,028
Gain on disposal of lease			(19,137)
Disposal of property with carrying amount			32,000
Proceeds from disposal of property, plant and equipment and other assets			$ 28,981
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ")
Operating Leased Assets [Line Items]
Lessee operating leased area | ft²			25,293	21,843	11,137
Percentage of occupancy rate of property leased out			81.00%	57.00%	29.00%
Lease expiration beginning year			2021
Lease expiration ending year			2027
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Building [Member]
Operating Leased Assets [Line Items]
Ending date of lease term		Oct. 31, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Shenzhen office
Operating Leased Assets [Line Items]
Lease agreement date		Mar. 25, 2014
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Shenzhen office | Building [Member] | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term		3 years
Beginning date of lease term		May 01, 2014
Ending date of lease term		Apr. 30, 2017
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ") | Shenzhen office | Building [Member] | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term		6 months
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Operating Leased Assets [Line Items]
Gain on disposal of lease			$ (18,800)
Disposal of property with carrying amount			10,100
Proceeds from disposal of property, plant and equipment and other assets			32,000
Payments to tenants and sublessees			$ 3,100
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Assets Leased To Others [Member]
Operating Leased Assets [Line Items]
Lease expiration term	12 years
Beginning date of lease term	Feb. 01, 2019
Operating lease rent free incentive period	10 months
Nam Tai Tang Xi Technology Park | Assets Leased To Others [Member]
Operating Leased Assets [Line Items]
Percentage of occupancy rate of property leased out				44.00%	56.00%
Lease expiration beginning year			2023
Lease expiration ending year			2024
Nam Tai Inno Park [Member]
Operating Leased Assets [Line Items]
Lessee operating leased area | ft²			196,793	209,983	225,210
Percentage of occupancy rate of property leased out			75.00%	79.00%	85.00%